CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net profit from continuing operations	€ 2,700	€ 3,330	€ 3,291
Amortization and depreciation	5,445	5,507	5,474
Net losses on disposal of tangible and intangible assets	19	1	16
Net gains on disposal of investments	(15)	0	(76)
Other non-cash items	1,541	129	(197)
Dividends received	156	75	102
Change in provisions	(1,744)	842	464
Change in deferred taxes	864	457	1,075
Change due to assets sold with buy-back commitments and GDP vehicles	(65)	158	(11)
Change in inventories	1,017	1,399	(1,596)
Change in trade receivables	100	19	(157)
Change in trade payables	2,020	(1,240)	937
Change in other liabilities, payables and receivables	(1,268)	(1,213)	358
Cash flows (used in)/from operating activities - discontinued operations	(308)	484	705
Total	10,462	9,948	10,385
Cash flows used in investing activities:
Investments in property, plant and equipment and intangible assets	(8,385)	(5,392)	(8,105)
Investments in joint ventures, associates and unconsolidated subsidiaries	(2)	(3)	(9)
Proceeds from the sale of tangible and intangible assets	53	47	54
Net change in receivables from financing activities	336	(676)	(836)
Change in securities	(235)	(75)	174
Other changes	55	(7)	(4)
Net cash proceeds from disposal of discontinued operations	5,348	0	0
Cash flows used in investing activities - discontinued operations	(155)	(632)	(570)
Total	(2,985)	(6,738)	(9,296)
Cash flows used in financing activities:
Repayment of notes	(1,480)	(1,850)	(2,235)
Proceeds of other long-term debt	329	935	811
Repayment of other long-term debt	(1,163)	(2,852)	(3,421)
Net change in short-term debt and other financial assets/liabilities	(782)	1,062	561
Distributions paid	(3,056)	(1)	(1)
Other changes	0	11	(2)
Cash flows from/(used in) financing activities - discontinued operations	325	(90)	(186)
Total	(5,827)	(2,785)	(4,473)
Translation exchange differences	212	106	(1,296)
Total change in Cash and cash equivalents	1,862	531	(4,680)
Cash and cash equivalents at beginning of the period	12,450	12,638	17,318
Add: Cash and cash equivalents classified as part of disposal group held for sale	719	0	0
Total change in Cash and cash equivalents	1,862	531	(4,680)
Less: Cash and cash equivalents at end of the period - included within Assets held for sale	17	719	0
Cash and cash equivalents at end of the period	€ 15,014	€ 12,450	€ 12,638